Prospectus and Statement of Additional Information (SAI) Supplement – March 11, 2013*

Fund	Prospectus and SAI dated
Columbia Variable Portfolio – Dividend Opportunity Fund	May 1, 2012

Columbia Variable Portfolio – Mid Cap Value Opportunity Fund	May 1, 2012

Effective March 11, 2013, the following changes are hereby made to the Fund’s prospectus and SAI:

The following portfolio manager is hereby added under the caption “Fund Management” in the “Summary of the Fund” section of the prospectuses:

Portfolio Manager	Title	Managed Fund Since
Dean A. Ramos, CFA	Portfolio Manager	March 2013

The rest of this section remains the same.

The following portfolio manager is hereby added under the caption “Portfolio Management” in the “More Information About the Fund” section of the prospectus:

Portfolio Manager	Title	Managed Fund Since
Dean A. Ramos, CFA	Portfolio Manager	March 2013

Dean A. Ramos, CFA, Co-manager. Service with the Fund since March 2013.

Associate Portfolio Manager of the Investment Manager. Associated with the Investment Manager as an investment professional since 2000. Mr. Ramos began his investment career in 1992 and earned a B.S. and M.B.A. from the University of Minnesota.

The rest of this section remains the same.

The following information is hereby added to Table 14. Portfolio Managers, in the section entitled “Service Providers – Investment Management Services” in the SAI for the above mentioned funds:

Portfolio Managers. For all funds other than money market funds, the following table provides information about the funds’ portfolio managers as of Dec. 31, 2011, unless otherwise noted below. All shares of the Variable Portfolio funds are owned by life insurance companies and Qualified Plans, and are not available for purchase by individuals. Consequently no portfolio manager owns any shares of Variable Portfolio funds.

Fund	Portfolio Manager		Other Accounts Managed (excluding the fund)			Potential Conflicts of Interest	Structure of Compensation
			Number and type of account(a)	Approximate Total Net Assets	Performance Based Accounts(b)
Dividend Opportunity	Dean Ramos	(c)	10 other accounts	$1.78 million	None	(1)	(10)
Mid Cap Value Opportunity	Dean Ramos	(c)	10 other accounts	$1.78 million	None	(1)	(10)

(a)   RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.

(b)   Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.

(c)   The portfolio manager began managing the fund after its fiscal year end; reporting information is provided as of January 31, 2013.

The rest of this section remains the same.

Shareholders should retain this supplement for future reference.

*Valid until next update.

S-6466-200 A (3/13)